Borrowings	6 Months Ended
Feb. 28, 2025
Borrowings
Borrowings

11.	Borrowings

On December 5, 2024, Buckreef entered into a secured debt facility with Stanbic Bank Tanzania Limited (“Stanbic Facility”). The Stanbic Facility consists of a $5.0 million overdraft facility (“Overdraft Facility”) to support working capital requirements and $4.0 million vehicle and asset financing facility (“VAF Facility”) for purchase of machinery, equipment and vehicles for expansion of the processing plant. The Stanbic Facility is secured by all Buckreef assets, including the Special Mining License, in favour of Stanbic up to the facility limits.

The Overdraft Facility bears interest at the United States Federal Funds Target Rate Midpoint plus a margin within a range of 4.10% to 4.13% with a floor rate of 9.5%, payable on a monthly basis. The Overdraft Facility is repayable on demand with a maximum tenor of twelve months.

The VAF Facility bears interest at the three-month Secured Overnight Financing Rate plus a margin within a range of 4.10% to 4.9% with a floor rate of 9.5%, payable on a monthly basis. Principal repayments on the VAF Facility is generally repayable equally over 36 months from the date of drawdown.

As at February 28, 2025, $1.0 million (August 31, 2024 - $nil) was drawn on the Overdraft Facility and $nil (August 31, 2024 - $nil) was drawn on the VAF Facility.